Income tax - Changes in the unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits as of January 1,	$ (2,283)	$ (1,725)	$ (2,626)
Decrease related to prior year tax positions	0	0	434
Increase related to current year tax positions	(385)	(558)	(418)
Settlements	0	0	885
Unrecognized tax benefits as of December 31,	$ (2,668)	$ (2,283)	$ (1,725)